CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income for the year	$ 307,912	$ 226,467	$ 165,635
Items that will not be reclassified to profit or loss:
Remeasurement of defined benefit obligation net of tax	(33)	4	859
Items that may be reclassified to profit or loss:
Changes in the fair value of the instruments used to hedge cash flows	(3,517)
Income tax impact of the instruments used to hedge cash flows	844
Share of other comprehensive income / (loss) from associates	19	(70)	43
Currency translation adjustment (Note 25.d and 25.e)	466,203	(281,684)	91,105
Other comprehensive income / (loss) for the year, net of income tax	463,516	(281,750)	92,007
Total comprehensive income / (loss) for the year	771,428	(55,283)	257,642
Attributable to:
Owners of the parent	647,792	7,818	239,015
Non-controlling interest	123,636	(63,101)	18,627
Total comprehensive income / (loss) for the year	$ 771,428	$ (55,283)	$ 257,642